Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Net loss	$ (1,979,000)	$ (793,000)	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Weighted average number of common shares outstanding, Basic and diluted	72,554,000	63,051,000	60,883,000	67,803,000
Net loss attributable to common stockholders per share, Basic and diluted	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.11)